Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Fixed Income Securities Funds
Prospectus Date	rr_ProspectusDate	May 25, 2023
Document Creation Date	dei_DocumentCreationDate	May 24, 2023